Reporting entity	12 Months Ended
Dec. 31, 2017
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Reporting entity
1.	Reporting entity:

CRH Medical Corporation (“CRH” or “the Company”) was incorporated on April 21, 2001 and is incorporated under the Business Corporations Act (British Columbia). The Company provides anesthesiology services to gastroenterologists in the United States through its subsidiaries and also specializes in the treatment of hemorrhoids utilizing its treatment protocol and patented proprietary technology.

CRH principally operates in the United States and is headquartered from its registered offices located at Unit 578, 999 Canada Place, Vancouver, British Columbia, Canada.